UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2025

Philotimo Focused Growth and Income Fund

ITEM 1. (a) REPORT TO STOCKHOLDERS.

Philotimo Focused Growth and Income Fund Tailored Shareholder Report

semi-annual shareholder report September 30, 2025 Philotimo Focused Growth and Income Fund ticker: PHLOX

This semi-annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$83	1.50%¹
¹	Annualized.

Sector Breakdown

CONSUMER DISCRETIONARY - RETAIL
31.47%
INFORMATION TECHNOLOGY
22.93%
CONSUMER DISCRETIONARY - ENTERTAINMENT
12.84%
DEBT SECURITIES
11.08%
CLOSED-END MUTUAL FUNDS
5.92%
REAL ESTATE
4.85%
HEALTH CARE
4.64%
FINANCIALS
3.54%
COMMUNICATION SERVICES
1.78%
MONEY MARKET FUND
0.94%

Top Ten Holdings
The RealReal, Inc	11.92%
Allot Ltd.	10.94%
Barnes & Noble Education, Inc.	6.01%
Inspired Entertainment, Inc.	5.66%
eGain Corp.	5.51%
AMMO, Inc.	5.10%
Compass, Inc.	4.85%
Camping World Holdings, Inc. Class A	4.08%
Immersion Corporation	3.80%
The Lovesac Co	3.50%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit theworldfundstrust.com/funds/Philotimo/Philotimo.php.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$116,023,281
Number of Holdings	42
Total Net Advisory Fee	$533,706
Portfolio Turnover Rate	39.05%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended September 30, 2025 (unaudited)

Philotimo Focused Growth and Income Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
81.44%	COMMON STOCKS

1.78%	COMMUNICATION SERVICES
	Marchex, Inc.(A)	1,126,388	$2,016,235
	WildBrain Ltd.(A)	35,000	49,000
			2,065,235

12.23%	CONSUMER DISCRETIONARY - ENTERTAINMENT
	Ainsworth Game Technology Ltd.(A)	2,500,409	1,704,155
	AMMO, Inc.(A)	4,000,000	5,920,000
	Inspired Entertainment, Inc.(A)	700,000	6,566,000
			14,190,155
31.47%	CONSUMER DISCRETIONARY - RETAIL
	Barnes & Noble Education, Inc.(A)	700,428	6,969,259
	Camping World Holdings, Inc. Class A	300,000	4,737,000
	CDON AB(A)	514,409	3,988,768
	Haverty Furniture Cos., Inc.	281	6,162
	Lazydays Holdings, Inc.(A)	1	2
	Leon’s Furniture Ltd.	21,600	447,614
	The Lovesac Co(A)	240,000	4,063,200
	Natuzzi S.p.A(A)	406,962	1,310,418
	The One Group Hospitality, Inc(A)	393,975	1,166,166
	The RealReal, Inc(A)	1,300,698	13,826,419
			36,515,008
3.54%	FINANCIALS
	EZCorp, Inc. Class A(A)	150,000	2,856,000
	U.S. Global Investors, Inc.	456,885	1,256,434
			4,112,434

4.64%	HEALTH CARE
	The Oncology Institute, Inc(A)	832,101	2,904,032
	Quipt Home Medical Corp.(A)	952,535	2,486,116
			5,390,148

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
22.93%	INFORMATION TECHNOLOGY
	Allot Ltd.(A)	1,200,000	$12,696,000
	Data I/O Corp.(A)	327,401	1,093,519
	eGain Corp.(A)	734,187	6,394,769
	Immersion Corporation	600,000	4,404,000
	Sylogist Ltd.	404,427	2,019,665
			26,607,953

4.85%	REAL ESTATE
	Compass, Inc.(A)	700,351	5,623,819

81.44%	TOTAL COMMON STOCKS		94,504,752
	(Cost: $78,777,110)

0.61%	PREFERRED STOCKS

0.61%	CONSUMER DISCRETIONARY
	AMMO, Inc. 8.375%	29,427	705,659

0.61%	TOTAL PREFERRED STOCKS		705,659
	(Cost: $647,751)

5.92%	CLOSED-END MUTUAL FUNDS

1.76%	FLOATING RATE BOND FUNDS
	Nuveen Floating Rate Income Fund(A)	250,000	2,045,000

2.15%	SECTOR BOND FUNDS
	Duff & Phelps Utility and Infrastructure Fund, Inc.	193,053	2,492,314

2.01%	SHORT-TERM BOND FUNDS
	Eaton Vance Limited Duration Income Fund (US Treasury Yield Curve Rate Constant Maturity 5 Year +3.010%)	229,225	2,326,634

5.92%	TOTAL CLOSED-END MUTUAL FUNDS		6,863,948
	(Cost: $6,615,167)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Principal	Value
11.08%	DEBT SECURITIES

9.73%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%	$1,000,000	$1,053,604
	Bank of Montreal 11/26/2084 7.300%^ (US Treasury Yield Curve Rate Constant Maturity 10 Year +2.757%)	1,000,000	1,061,175
	Citigroup Global Markets 01/22/2035 0.000%(A) (C)	300,000	285,060
	Citigroup Global Markets 10/01/2040 7.250%	84,000	67,729
	Citigroup Global Markets 03/19/2041 10.500%	120,000	108,204
	Citigroup Global Markets Holdings, Inc. 09/20/2041 0.000%	80,000	70,400
	Citigroup, Inc. Series DD Perpetual 7.000%	1,350,000	1,433,903
	Lloyds Banking Group plc Perpetual 6.750%	3,000,000	3,070,518
	Morgan Stanley 03/31/2035 0.000%(A)(C)	95,000	63,650
	Nationwide Financial Services 05/15/2037 6.750%^ (ICE LIBOR USD 3 Month +2.120%)	2,975,000	3,001,082
	Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,070,103
			11,285,428

1.35%	GOVERNMENT
	Farm Credit Bank of Texas Perpetual 7.750%^ (US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)	1,500,000	1,568,849

11.08%	TOTAL DEBT SECURITIES		12,854,277
	(Cost: $12,260,444)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
0.94%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.010%(B)
	(Cost: $1,080,235)	1,080,235	$1,080,235

99.99%	TOTAL INVESTMENTS
	(Cost: $99,380,707)		116,008,871
0.01%	Other assets, net of liabilities		14,410
100.00%	NET ASSETS		$116,023,281

^Rate is determined periodically. Rate shown is the rate as of September 30, 2025.

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2025.

(C)Structured Note.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Statement of Assets and LiabilitiesSeptember 30, 2025 (unaudited)

ASSETS
Investments at value (cost of $99,380,707) (Note 1)	$116,008,871
Interest and dividends receivable	147,241
Prepaid expenses	25,934
TOTAL ASSETS	116,182,046

LIABILITIES
Accrued investment advisory fees	101,585
Accrued 12b-1 fees	35,204
Accrued administration, accounting and transfer agent fees	15,646
Other accrued expenses	6,330
TOTAL LIABILITIES	158,765
NET ASSETS	$116,023,281

Net Assets Consist of:
Paid-in-capital applicable to 9,635,667 no par value shares of beneficial interest outstanding, unlimited shares authorized	$92,914,420
Distributable earnings (accumulated deficits)	23,108,861
Net Assets	$116,023,281

NET ASSET VALUE PER SHARE
Shares Outstanding	9,935,667
Net Asset Value Per Share Offering, and Redemption Price	$11.68

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Statement of OperationsSix Months Ended September 30, 2025

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,211)	$386,460
Interest	539,819
Total investment income	926,279

EXPENSES
Investment advisory fees (Note 2)	502,677
Recordkeeping and administrative services (Note 2)	46,069
Accounting fees (Note 2)	28,953
Custody fees	7,448
Transfer agent fees (Note 2)	16,646
Legal fees	13,081
Professional fees	10,611
Filing and registration fees	8,697
Trustee fees	7,325
Compliance fees (Note 2)	4,892
Shareholder reports	13,212
Shareholder servicing (Note 2)	50,525
Insurance	1,489
Proxy expense	435
Other	3,862
Total expenses	715,922
Recovery of previously waived advisory fees (Note 2)	31,029
Net expenses	746,951

Net investment income (loss)	179,328

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,930
Net realized gain (loss) on foreign currency transactions	(432)
Net change in unrealized appreciation (depreciation) of investments	20,790,541
Net realized and unrealized gain (loss) on investments	20,795,039

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,974,367

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$179,328	$1,309,429
Net realized gain (loss) on investments and foreign currency transactions	4,498	11,057,366
Net change in unrealized appreciation (depreciation) of investments	20,790,541	(4,266,759)
Increase (decrease) in net assets from operations	20,974,367	8,100,036

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,821,000)
Decrease in net assets from distributions	—	(1,821,000)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,135,587	3,821,715
Shares reinvested	—	1,821,000
Shares redeemed	(1,765,194)	(7,611,119)
Increase (decrease) in net assets from capital stock transactions	(629,607)	(1,968,404)

NET ASSETS
Increase (decrease) during period	20,344,760	4,310,632
Beginning of period	95,678,521	91,367,889
End of period	$116,023,281	$95,678,521

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Period Ended September 30, 2025 (unaudited)		Years Ended March 31,						Period Ended March 31, 2022*
			2025		2024		2023
Net asset value, beginning of period	$9.57		$8.95		$8.76		$10.02		$10.00

Investment activities
Net investment income (loss)(1)	0.02		0.13		0.20		0.08		0.08

Net realized and unrealized gain (loss) on investments	2.09		0.67		0.07		(0.83)		0.08
Total from investment activities	2.11		0.80		0.27		(0.75)		0.16
Distributions
Net investment income			(0.18)		(0.08)		—	(2)	(0.07)
Net realized gain	—		—		—		(0.21)		(0.07)
Return of capital	—		—		—		(0.30)		—
Total distributions	—		(0.18)		(0.08)		(0.51)		(0.14)

Net asset value, end of period	$11.68		$9.57		$8.95		$8.76		$10.02 (3)

Total Return(4)	22.04%		8.71%		3.05%		(7.36%)		1.57%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.44	%(6)	1.45	%(6)	1.64	%(7)	1.60	%(7)	1.70%
Expenses, net of waiver or recovery (Note 2)	1.50	%(6)	1.51	%(6)	1.59	%(7)	1.59	%(7)	1.50%
Net investment income	0.36	%(6)	1.37	%(6)	2.31%		0.97%		1.36%
Portfolio turnover rate(4)	39.05%		105.51%		76.00%		128.74%		117.87%
Net assets, end of period (000’s)	$116,023		$95,679		$91,368		$77,920		$58,611

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Adjusted to conform with accounting principles generally accepted in the United States of America.

(4)Total return and portfolio turnover rate are for the year indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.06% for the six months ended September 30, 2025 and 0.06% for the year ended March 31, 2025.

(7)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 1.60% and 1.55%, respectively, for the year ended March 31, 2024; and 1.53% and 1.52%, respectively, for the year ended March 31, 2023.

*The Fund commenced opereations on August 20, 2021.

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial StatementsSeptember 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Kanen Wealth Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. If available, debt securities (other than short-term obligations) are priced based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates market value. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,504,752	$—	$—	$94,504,752
Preferred Stocks	705,659	—	—	705,659
Closed-end Mutual Funds	6,863,948	—	—	6,863,948
Debt Securities	—	12,854,277	—	12,854,277
Money Market Fund	1,080,235	—	—	1,080,235
	$103,154,594	$12,854,277	$—	$116,008,871

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the six months ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30, 2025, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), the Advisor provides investment advisory services to the Fund for an annual fee of 1.00% of the Fund’s daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2026 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2026 only by mutual

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

During the six months ended September 30, 2025, the advisory fees earned, waived, and recoupment of previously waived fees under the expense limitation agreement were as follows:

Advisory Fees Earned	Advisory Fees Waived	Recoupment of Previously Waived Fees by Advisor
$502,677	$–	$31,029

The total amounts of recoverable waivers and reimbursements as of September 30, 2025 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2027	Total
$ 7,900	$ 7,900

The Fund had adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund was authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. The Board has adopted a resolution to spend not more than 0.05% of the Fund’s daily net assets under the Rule 12b-1 Plan until at the earliest, July 31, 2024. On May 28, 2024, the Advisor requested the 12b-1 accruals be suspended when the resolution expired on July 31, 2024, until such time that relevant marketing opportunities are identified to assist in promotion of the Fund and its asset growth.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2025, the following fees were incurred:

Type of Plan	Fees Incurred
Shareholder Services	$50,526

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2025, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$43,071	$16,519	$25,659

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended September 30, 2025, Watermark received $4,892 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2025, were as follows:

Purchases	Sales
$38,057,419	$38,961,505

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2025 and year ended March 31, 2025, were as follows:

Distributions paid from:	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Ordinary income	$—	$1,821,000
	$—	$1,821,000

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income	$1,300,140
Accumulated net realized gain (loss)	5,180,557
Net unrealized appreciation (depreciation)	16,628,164
$23,108,861

As of September 30, 2025, cost of securities for Federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$99,380,707	$26,834,003	$(10,205,839)	$16,628,164

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Period Ended September 30, 2025	Year Ended March 31, 2025
Shares sold	114,015	421,959
Shares reinvested	—	169,553
Shares redeemed	(177,398)	(799,771)
Net increase (decrease)	(63,383)	1,310,676

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025 31.47% of the value of the net assets of the Fund were invested in securities within the Consumer Discretionary - Retail sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2025

Philotimo Focused Growth and Income Fund

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

* Print the name and title of each signing officer under his or her signature.